EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSS) PER SHARE [Abstract]
Basic and diluted earnings per share
All figures in USD	2011	2010	2009
Numerator:
Net Income (Loss)	(72,298,337)	(809,130)	1,012,240
Denominator:
Basic - Weighted Average Common Shares Outstanding	47,159,402	46,551,564	40,449,522
Dilutive Effect of Stock Options *	-	-	-
Dilutive – Weighted Average Common Shares Outstanding	47,159,402	46,551,564	40,449,522
Income (Loss) per Common Share:
Basic	(1.53)	(0.02)	0.03
Diluted	(1.53)	(0.02)	0.03

*In August 2009, the Company announced that it had cancelled all outstanding stock options. Following the cancellation described in Note 10, there are no more outstanding stock option under the Plan.